Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2019
Equity Method Investments [Abstract]
Summarized financial information of equity method investments
The summarized consolidated financial information of Teva Takeda Pharma and Teva Takeda Yakuhin is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Revenue	¥105,547	¥103,719	¥89,686
Net loss for the year	(4,132)	(66,301)	(87,106)
Other comprehensive income (loss)	—	—	—
Total comprehensive loss for the year	(4,132)	(66,301)	(87,106)
Total comprehensive loss for the year (49.0%)	(2,025)	(32,487)	(42,682)
Other	(120)	(137)	211
Takeda’s share of loss for the year	¥(2,145)	¥(32,624)	¥(42,471)

	JPY (millions) As of March 31
	2018	2019
Non-current assets	¥163,979	¥111,379
Current assets	97,865	108,423
Non-current liabilities	(31,901)	(15,615)
Current liabilities	(20,119)	(18,695)
Equity	¥209,824	¥185,492
Takeda’s share of equity (49.0%)	¥102,814	¥90,891
Goodwill	66,094	32,921
Deferred gain	(73,554)	(39,881)
Carrying amount of investments accounted for using the equity method	¥95,354	¥83,931
Financial information for associates, which are individually immaterial to Takeda, is as follows: These amounts are based on the shareholding ratio of Takeda.

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Net profit (loss) for the year	¥599	¥425	¥(1,156)
Other comprehensive income (loss)	(38)	382	(94)
Total comprehensive income (loss) for the year	¥561	¥807	¥(1,250)
The carrying amount of the investments in associates, which are individually immaterial to Takeda, is as follows:

	JPY (millions) As of March 31
	2018	2019
Carrying amount of investments accounted for using the equity method	¥12,595	¥30,727